SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation and Foreign Currency Risk
Cash and cash equivalents, restricted cash and time deposit denominated in RMB	73,210	35,877
Revenue | Geographic concentration risk | PRC
Segment Reporting
Concentration risk percentage	8.00%	10.00%	10.00%